Accrued Expenses	12 Months Ended
Jan. 02, 2016
Payables and Accruals [Abstract]
Accrued Expenses
Accrued Expenses:

Accrued expenses consist of the following:

	January 2, 2016	January 3, 2015
Payroll and related benefits	$99,072	$116,198
Taxes payable	96,098	87,473
Self-insurance reserves	57,829	58,899
Warranty reserves	44,479	47,972
Capital expenditures	44,038	29,780
Other	211,647	180,351
Total accrued expenses	$553,163	$520,673

The following table presents changes in the Company’s warranty reserves:

	January 2, 2016	January 3, 2015	December 28, 2013
Warranty reserves, beginning of period	$47,972	$39,512	$38,425
Reserves acquired with GPI	—	4,490	—
Additions to warranty reserves	44,367	52,306	42,380
Reserves utilized	(47,860)	(48,336)	(41,293)
Warranty reserves, end of period	$44,479	$47,972	$39,512